Label	Element	Value
Document And Entity Information Elements	ck0001621877_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 22, 2014
Registrant Name	dei_EntityRegistrantName	Winton Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001621877
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 22, 2014
Prospectus Date	rr_ProspectusDate	Dec. 29, 2014